Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade accounts payable	$ 198.2	$ 88.8
Royalty payables	30.1	20.9
Other accounts payable and accrued liabilities	144.2	111.2
Payroll and severance liabilities	85.0	66.6
Value added tax liabilities	9.6	8.5
Other tax payables	30.9	12.0
Total accounts payable and accrued liabilities	$ 498.0	$ 308.0